UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, L.P.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Cayman Islands
           --------------------------------------------------------------

Form 13F File Number:  28-06860
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash
         --------------------------------------------------------------
Title:   Manager of Ulysses Management Offshore LLC
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                   11/13/03
---------------------               ------------                   --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      -0-
                                                    ------------


Form 13F Information Table Entry Total:                 57
                                                    ------------

Form 13F Information Table Value Total:             $188,464   (in thousands)
                                                    ------------



List of Other Included managers:

           NONE

                            ULYSSES OFFSHORE FUND LTD
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2003


                                                                                                               ITEM 5:
                                     ITEM 2:                     ITEM 3:              ITEM 4:                 Shares or
        ITEM 1:                     Title of                     Cusip                Fair                   Principal
     Name of Issuer                  Class                       Number           Market Value                Amount               (
-----------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD.                       CL A                      G1150G111             6,036,268               270,200 SHS
EVEREST RE GROUP LTD.                COM                       G3223R108             8,748,624               116,400 SHS
NABORS INDUSTRIES                    SHS                       G6359F103             1,087,992                29,200 SHS
TRANSOCEAN                           ORD                       G90078109               438,000                21,900 SHS
AOL TIME WARNER                      COM                       00184A105             5,093,581               337,100 CALLS
ABITIBI CONSOLIDATED INC.            COM                       003924107             1,680,000               240,000 SHS
AMERICREDIT                          COM                       03060R101               913,610                88,700 CALLS
ANADARKO PETEROLEUM                  COM                       032511107             6,101,136               146,100 CALLS
ANGLOGOLD                            SPONSORED ADR             035128206             1,131,000                30,000 CALLS
ARAMARK CORP                         CLB                       038521100             2,192,628                87,600 SHS
ARRIS GROUP                          COM                       04269Q100               671,600               116,800 SHS
AVANEX CORP.                         COM                       05348W109               177,995                36,700 SHS
AVERY DENNISON                       COM                       053611109             1,864,188                36,900 SHS
BRITISH PTLM PLC AM                  SPONSORED ADR             055622104             2,458,640                58,400 SHS
BRITISH PTLM PLC AM                  SPONSORED ADR             055622104             3,696,380                87,800 CALLS
BMC SOFTWARE                         COM                       055921100               820,477                58,900 CALLS
BARRICK GOLD                         COM                       067901108             2,061,885               109,500 CALLS
BOEING                               COM                       097023105             2,015,171                58,700 SHS
BRISTL MYERS                         COM                       110122108             1,873,180                73,000 CALLS
CSX CORP                             COM                       126408103               640,575                21,900 SHS
CARDINAL HLTH                        COM                       14149Y108             1,704,988                29,200 PUTS
CATERPILLAR                          COM                       149123101             4,020,256                58,400 CALLS
COMMSCOPE                            COM                       203372107             2,244,366               186,100 SHS
DADE BEHRING INC.                    COM                       23342J206             2,079,200                73,600 SHS
DEERE & CO.                          COM                       244199105             2,350,971                44,100 SHS
DEERE & CO.                          COM                       244199105             1,556,652                29,200 CALLS
DELTA AND PINE LAND CO.              COM                       247357106               922,701                40,100 SHS
DIAMONDS TR                          UNIT SER 1                252787106            67,984,900               730,000 PUTS
DIEBOLD,INC.                         COM                       253651103             2,385,615                47,100 SHS
ELEC DATA                            COM                       285661104             2,094,740               103,700 CALLS
FEDERAL HOME LOAN                    COM                       313400301             3,057,240                58,400 PUTS
FEDERAL NATL MTG ASSN                COM                       313586109             3,074,760                43,800 PUTS
FOREST LABS                          COM                       345838106             1,502,340                29,200 CALLS
GEMSTAR-TV GUIDE                     COM                       36866W106               535,436               113,200 SHS
B.F. GOODRICH                        COM                       382388106             1,788,912                73,800 SHS
GRAFTECH   INTL.                     COM                       384313102             1,051,200               131,400 SHS
JOHN HANCOCK FINANCIAL               COM                       41014S106             4,944,940               146,300 SHS
INSPIRE PHARMACEUTICALS              COM                       457733103             1,544,862                89,350 SHS
MASSEY ENERGY CO.                    COM                       576206106               196,840                14,800 SHS
MICROSOFT                            COM                       594918104             4,058,800               146,000 CALLS
MICRON TECH                          COM                       595112103             2,368,630               176,500 CALLS
MURPHY OIL CORP.                     COM                       626717102             1,715,500                29,200 SHS
NATIONWIDE FINCL SERVICES            CL A                      638612101               915,128                29,200 SHS
NEWMONT MIN                          COM                       651639106             1,137,519                29,100 CALLS
NOKIA CORP.                          SPONSORED ADR             654902204             1,143,480                73,300 SHS
OIL SERVICE HOLDERS                  DEPOSTRY RCPT             678002106             2,090,880                36,300 SHS
PHARMA HOLDES                        DEPOSTRY RCPT             71712A206             2,178,455                29,300 SHS
ST. JUDE MED                         COM                       790849103             4,710,252                87,600 CALLS
SCHLUMBERGER                         COM                       806857108             1,422,960                29,400 SHS
SELECTICA INC.                       COM                       816288104                49,875                10,500 SHS
SWIFT TRANSPORTATION                 COM                       870756103               730,618                32,200 SHS
SYMBOL TECHNOLOGIES INC.             COM                       871508107             1,252,360               104,800 SHS
TEXAS INSTR                          COM                       882508104             1,997,280                87,600 CALLS
THREE COM CORP                       COM                       885535104               690,288               116,800 SHS
UGC EUROPE INC                       COM                       90268P102             4,058,292                77,404 SHS
UTD HLTHGROUP                        COM                       91324P102             1,469,344                29,200 PUTS
WEBMD CORP                           COM                       94769M105             1,730,035               193,300 SHS


                             ** TABLE CONTINUED **

                            ULYSSES OFFSHORE FUND LTD
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2003


                                                    ITEM 6:                                                      ITEM 8:
                                              INVESTMENT DISCRETION                                       VOTING AUTHORITY SHARES
                                                   (b) Shares                       ITEM 7:
        ITEM 1:                                   as Defined      (c) Shared      Managers
     Name of Issuer               a) Sole        in Instr. V        Other         See Instr. V     (a) Sole  (b) Shared   (c) None
-----------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD.                          X                                                                X
EVEREST RE GROUP LTD.                   X                                                                X
NABORS INDUSTRIES                       X                                                                X
TRANSOCEAN                              X                                                                X
AOL TIME WARNER                         X                                                                X
ABITIBI CONSOLIDATED INC.               X                                                                X
AMERICREDIT                             X                                                                X
ANADARKO PETEROLEUM                     X                                                                X
ANGLOGOLD                               X                                                                X
ARAMARK CORP                            X                                                                X
ARRIS GROUP                             X                                                                X
AVANEX CORP.                            X                                                                X
AVERY DENNISON                          X                                                                X
BRITISH PTLM PLC AM                     X                                                                X
BRITISH PTLM PLC AM                     X                                                                X
BMC SOFTWARE                            X                                                                X
BARRICK GOLD                            X                                                                X
BOEING                                  X                                                                X
BRISTL MYERS                            X                                                                X
CSX CORP                                X                                                                X
CARDINAL HLTH                           X                                                                X
CATERPILLAR                             X                                                                X
COMMSCOPE                               X                                                                X
DADE BEHRING INC.                       X                                                                X
DEERE & CO.                             X                                                                X
DEERE & CO.                             X                                                                X
DELTA AND PINE LAND CO.                 X                                                                X
DIAMONDS TR                             X                                                                X
DIEBOLD,INC.                            X                                                                X
ELEC DATA                               X                                                                X
FEDERAL HOME LOAN                       X                                                                X
FEDERAL NATL MTG ASSN                   X                                                                X
FOREST LABS                             X                                                                X
GEMSTAR-TV GUIDE                        X                                                                X
B.F. GOODRICH                           X                                                                X
GRAFTECH   INTL.                        X                                                                X
JOHN HANCOCK FINANCIAL                  X                                                                X
INSPIRE PHARMACEUTICALS                 X                                                                X
MASSEY ENERGY CO.                       X                                                                X
MICROSOFT                               X                                                                X
MICRON TECH                             X                                                                X
MURPHY OIL CORP.                        X                                                                X
NATIONWIDE FINCL SERVICES               X                                                                X
NEWMONT MIN                             X                                                                X
NOKIA CORP.                             X                                                                X
OIL SERVICE HOLDERS                     X                                                                X
PHARMA HOLDES                           X                                                                X
ST. JUDE MED                            X                                                                X
SCHLUMBERGER                            X                                                                X
SELECTICA INC.                          X                                                                X
SWIFT TRANSPORTATION                    X                                                                X
SYMBOL TECHNOLOGIES INC.                X                                                                X
TEXAS INSTR                             X                                                                X
THREE COM CORP                          X                                                                X
UGC EUROPE INC                          X                                                                X
UTD HLTHGROUP                           X                                                                X
WEBMD CORP                              X                                                                X




                              ** TABLE COMPLETE **